Segment Information (details) - Net Written Premiums - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment reporting information
Net written premiums	$ 24,958	$ 24,121	$ 23,904
Business Insurance [Member]
Segment reporting information
Net written premiums	13,900	13,774	13,677
Business Insurance [Member] | Domestic [Member]
Segment reporting information
Net written premiums	12,945	12,741	12,484
Business Insurance [Member] | Domestic [Member] | Select Accounts [Member]
Segment reporting information
Net written premiums	2,729	2,716	2,707
Business Insurance [Member] | Domestic [Member] | Middle Market [Member]
Segment reporting information
Net written premiums	7,379	7,186	6,973
Business Insurance [Member] | Domestic [Member] | National Accounts [Member]
Segment reporting information
Net written premiums	1,058	1,048	1,047
Business Insurance [Member] | Domestic [Member] | National Property and Other [Member]
Segment reporting information
Net written premiums	1,779	1,791	1,757
Business Insurance [Member] | International [Member]
Segment reporting information
Net written premiums	955	1,033	1,193
Bond & Specialty Insurance [Member]
Segment reporting information
Net written premiums	2,271	2,273	2,294
Bond & Specialty Insurance [Member] | Domestic [Member]
Segment reporting information
Net written premiums	2,099	2,081	2,103
Bond & Specialty Insurance [Member] | Domestic [Member] | Management Liability [Member]
Segment reporting information
Net written premiums	1,342	1,326	1,339
Bond & Specialty Insurance [Member] | Domestic [Member] | Surety [Member]
Segment reporting information
Net written premiums	757	755	764
Bond & Specialty Insurance [Member] | International [Member]
Segment reporting information
Net written premiums	172	192	191
Personal Insurance [Member]
Segment reporting information
Net written premiums	8,787	8,074	7,933
Personal Insurance [Member] | Domestic [Member]
Segment reporting information
Net written premiums	8,184	7,457	7,165
Personal Insurance [Member] | Domestic [Member] | Total Agency [Member]
Segment reporting information
Net written premiums	7,875	7,221	6,978
Personal Insurance [Member] | Domestic [Member] | Agency Automobile [Member]
Segment reporting information
Net written premiums	4,103	3,534	3,260
Personal Insurance [Member] | Domestic [Member] | Agency Homeowners and Other [Member]
Segment reporting information
Net written premiums	3,772	3,687	3,718
Personal Insurance [Member] | Domestic [Member] | Direct-to-Consumer [Member]
Segment reporting information
Net written premiums	309	236	187
Personal Insurance [Member] | International [Member]
Segment reporting information
Net written premiums	$ 603	$ 617	$ 768